Earnings Per Share - Additional Information (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Mar. 21, 2024
Earnings per share [line items]
Share options excluded from diluted weighted average number of ordinary shares	3,261
Series A common stock [Member]
Earnings per share [line items]
Number of shares issued		30,000,000
Par value per share		$ 12
Number of shares issued and fully paid		30,000,000